Other Income (Loss), Net	12 Months Ended
Dec. 31, 2013
Other Income (Loss), Net
Other Income (Loss), Net

12. Other Income (Loss), Net

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Gains on marketable securities, realized portion	—	734,904	234,338
Gains (loss) on marketable securities, unrealized portion	(8,598,962)	804,621	—
Foreign exchange loss	(1,051,883)	(379,530)	(862,383)
Loss from disposal of subsidiaries	(1,054,348)	—	—
Amortized discounts related to liability for exclusive rights with Baidu	(891,441)	(1,882,804)	(935,177)
Others	1,139,423	(10,061)	512,007
Total other loss	(10,457,211)	(732,870)	(1,051,215)